United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-21822

(Investment Company Act File Number)

Federated Managed Pool Series

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/2018

Date of Reporting Period: Quarter ended 03/31/2018

Item 1.	Schedule of Investments

Federated Corporate Bond Strategy Portfolio
Portfolio of Investments
March 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—94.4%
		Basic Industry - Chemicals—0.7%
$90,000		Albemarle Corp., 4.15%, 12/1/2024	$92,454
90,000		Albemarle Corp., Sr. Unsecd. Note, 5.45%, 12/1/2044	98,506
85,000		Incitec Pivot Finance LLC, Company Guarantee, Series 144A, 6.00%, 12/10/2019	88,777
300,000		RPM International, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2045	326,810
		TOTAL	606,547
		Basic Industry - Metals & Mining—2.2%
235,000		Anglogold Ashanti Holdings PLC, Sr. Note, 6.50%, 4/15/2040	246,015
40,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	40,066
150,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	152,898
130,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	137,150
250,000		Gold Fields Orogen Holding BVI Ltd., Company Guarantee, Series 144A, 4.875%, 10/7/2020	252,375
280,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	284,079
225,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	232,080
250,000		Southern Copper Corp., Sr. Unsecd. Note, 6.75%, 4/16/2040	309,206
170,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.30%, 8/1/2032	165,709
105,000		Worthington Industries, Inc., Sr. Unsecd. Note, 4.55%, 4/15/2026	105,859
		TOTAL	1,925,437
		Basic Industry - Paper—1.1%
150,000		International Paper Co., Sr. Unsecd. Note, 3.00%, 2/15/2027	138,900
300,000		International Paper Co., Sr. Unsecd. Note, 4.40%, 8/15/2047	286,621
150,000		Weyerhaeuser Co., Sr. Unsecd. Note, 3.25%, 3/15/2023	148,704
140,000		Weyerhaeuser Co., Sr. Unsecd. Note, 4.70%, 3/15/2021	145,599
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	106,418
100,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	132,284
		TOTAL	958,526
		Capital Goods - Aerospace & Defense—3.2%
150,000		Arconic, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	155,250
230,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	232,113
360,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	371,023
100,000		Embraer SA, Sr. Unsecd. Note, 5.15%, 6/15/2022	105,100
170,000		Hexcel Corp., Sr. Unsecd. Note, 3.95%, 2/15/2027	168,966
240,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, Series 144A, 3.483%, 12/1/2027	230,988
360,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.55%, 1/15/2026	357,388
740,000		Northrop Grumman Corp., Sr. Unsecd. Note, 3.25%, 1/15/2028	707,304
136,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 3.574%, (3-month USLIBOR +1.735%), 2/15/2042	124,440
300,000		Textron, Inc., Sr. Unsecd. Note, 3.875%, 3/1/2025	301,357
50,000		Textron, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2024	51,750
		TOTAL	2,805,679
		Capital Goods - Building Materials—0.6%
125,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	121,551
220,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.55%, 10/1/2027	209,854
170,000		Masco Corp., Sr. Unsecd. Note, 4.50%, 5/15/2047	162,471
4,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	4,294
		TOTAL	498,170

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Capital Goods - Construction Machinery—0.3%
$120,000	AGCO Corp., Sr. Unsecd. Note, 5.875%, 12/1/2021	$127,418
180,000	CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	174,768
	TOTAL	302,186
	Capital Goods - Diversified Manufacturing—0.9%
140,000	Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	136,532
60,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.85%, 12/15/2025	60,641
275,000	Valmont Industries, Inc., 5.25%, 10/1/2054	275,445
67,000	Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	71,643
240,000	Wabtec Corp., Sr. Unsecd. Note, 3.45%, 11/15/2026	230,276
	TOTAL	774,537
	Capital Goods - Packaging—1.0%
180,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.65%, 9/15/2024	180,589
65,000	Packaging Corp. of America, Sr. Unsecd. Note, 3.90%, 6/15/2022	66,334
80,000	Packaging Corp. of America, Sr. Unsecd. Note, 4.50%, 11/1/2023	83,554
220,000	Sonoco Products Co., Sr. Unsecd. Note, 5.75%, 11/1/2040	249,907
120,000	WestRock Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	122,943
40,000	WestRock Co., Sr. Unsecd. Note, 4.45%, 3/1/2019	40,582
150,000	WestRock Co., Sr. Unsecd. Note, Series 144A, 4.00%, 3/15/2028	150,290
	TOTAL	894,199
	Communications - Cable & Satellite—2.2%
440,000	CCO Safari II LLC, 6.484%, 10/23/2045	483,878
380,000	Charter Communications Operating LLC, 5.375%, 5/1/2047	368,287
300,000	Charter Communications Operating LLC, 4.20%, 3/15/2028	287,543
165,000	Cox Communications, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 9/15/2026	157,287
300,000	Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	308,224
300,000	Time Warner Cable, Inc., Company Guarantee, 5.50%, 9/1/2041	298,600
50,000	Time Warner Cable, Inc., Company Guarantee, 8.75%, 2/14/2019	52,366
	TOTAL	1,956,185
	Communications - Media & Entertainment—4.8%
100,000	21st Century Fox America, Inc., 6.75%, 1/9/2038	131,114
200,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 10/15/2025	202,308
300,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 3.70%, 9/15/2024	302,640
450,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	457,684
200,000	CBS Corp., 3.70%, 8/15/2024	198,948
200,000	CBS Corp., 4.90%, 8/15/2044	201,141
190,000	CBS Corp., Sr. Unsecd. Note, Series 144A, 3.70%, 6/1/2028	181,216
400,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	384,461
370,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.90%, 3/11/2026	383,921
250,000	Grupo Televisa S.A., 6.625%, 3/18/2025	286,366
250,000	Grupo Televisa S.A., Sr. Unsecd. Note, 5.00%, 5/13/2045	235,716
70,000	Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 4.00%, 3/15/2022	71,071
305,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.625%, 5/1/2022	307,161
200,000	Omnicom Group, Inc., Sr. Unsecd. Note, 3.65%, 11/1/2024	198,853
100,000	S&P Global, Inc., Sr. Note, 4.00%, 6/15/2025	102,268
230,000	S&P Global, Inc., Sr. Note, 4.40%, 2/15/2026	241,743
280,000	WPP Finance 2010, Sr. Unsecd. Note, 5.125%, 9/7/2042	285,795
	TOTAL	4,172,406
	Communications - Telecom Wireless—1.8%
100,000	American Tower Corp., Sr. Unsecd. Note, 4.40%, 2/15/2026	101,159

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Telecom Wireless—continued
$200,000	American Tower Corp., Sr. Unsecd. Note, 5.00%, 2/15/2024	$211,302
280,000	Bell Canada, Sr. Unsecd. Note, 4.464%, 4/1/2048	286,119
400,000	Crown Castle International Corp., Sr. Unsecd. Note, 4.45%, 2/15/2026	406,507
300,000	TELUS Corp., Sr. Unsecd. Note, 2.80%, 2/16/2027	278,948
330,000	Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	327,843
	TOTAL	1,611,878
	Communications - Telecom Wirelines—9.5%
300,000	AT&T, Inc., Sr. Unsecd. Note, 3.90%, 8/14/2027	302,439
750,000	AT&T, Inc., Sr. Unsecd. Note, 4.25%, 3/1/2027	759,049
1,290,000	AT&T, Inc., Sr. Unsecd. Note, 4.80%, 6/15/2044	1,261,699
800,000	AT&T, Inc., Sr. Unsecd. Note, 5.30%, 8/14/2058	808,556
400,000	AT&T, Inc., Sr. Unsecd. Note, 5.45%, 3/1/2047	425,436
245,000	AT&T, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2041	285,061
225,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	239,600
180,000	Telefonica Emisiones SAU, Sr. Unsecd. Note, 5.213%, 3/8/2047	191,707
40,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	50,823
750,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 3/16/2027	760,605
390,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.125%, 8/15/2046	351,766
300,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	308,174
360,000	Verizon Communications, Inc., Sr. Unsecd. Note, 4.522%, 9/15/2048	347,656
534,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.012%, 4/15/2049	554,678
1,500,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	1,619,669
	TOTAL	8,266,918
	Consumer Cyclical - Automotive—2.2%
200,000	Ford Motor Co., Sr. Unsecd. Note, 4.75%, 1/15/2043	182,739
200,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	198,885
300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.815%, 11/2/2027	282,387
470,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.25%, 9/20/2022	477,489
200,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	197,910
455,000	General Motors Co., Sr. Unsecd. Note, 5.20%, 4/1/2045	443,568
110,000	General Motors Co., Sr. Unsecd. Note, 6.75%, 4/1/2046	127,939
	TOTAL	1,910,917
	Consumer Cyclical - Retailers—3.6%
100,000	Advance Auto Parts, Inc., 4.50%, 12/1/2023	103,591
80,000	Advance Auto Parts, Inc., Company Guarantee, 4.50%, 1/15/2022	82,278
130,000	AutoNation, Inc., Sr. Unsecd. Note, 4.50%, 10/1/2025	132,444
55,000	AutoZone, Inc., Sr. Unsecd. Note, 3.125%, 4/21/2026	52,359
50,000	CVS Health Corp., Sr. Unsecd. Note, 3.875%, 7/20/2025	49,617
390,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	393,183
880,000	CVS Health Corp., Sr. Unsecd. Note, 5.05%, 3/25/2048	927,312
520,000	CVS Health Corp., Sr. Unsecd. Note, 5.125%, 7/20/2045	556,436
70,000	Dollar General Corp., Sr. Unsecd. Note, 3.875%, 4/15/2027	69,512
310,000	Dollar General Corp., Sr. Unsecd. Note, 4.15%, 11/1/2025	318,898
335,000	O'Reilly Automotive, Inc., Company Guarantee, 4.875%, 1/14/2021	349,486
120,000	Under Armour, Inc., Sr. Unsecd. Note, 3.25%, 6/15/2026	105,935
	TOTAL	3,141,051
	Consumer Non-Cyclical - Food/Beverage—4.4%
125,000	Bacardi Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 7/15/2026	111,471
290,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	269,652

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Food/Beverage—continued
$210,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	$201,860
200,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	201,451
300,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	310,376
150,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 4.35%, 3/29/2047	153,359
250,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	247,374
475,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.00%, 6/1/2026	438,950
330,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	301,834
250,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.40%, 8/15/2027	239,572
250,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 4.60%, 6/1/2044	257,553
280,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	267,368
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	134,086
300,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	297,300
200,000	Tyson Foods, Inc., 3.95%, 8/15/2024	201,424
185,000	Tyson Foods, Inc., Sr. Unsecd. Note, 3.55%, 6/2/2027	177,745
	TOTAL	3,811,375
	Consumer Non-Cyclical - Health Care—1.5%
120,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	118,805
50,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	50,764
55,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	54,133
300,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.669%, 6/6/2047	305,588
260,000	Becton, Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	262,276
40,000	Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	40,705
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 2.95%, 9/19/2026	233,660
250,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 4.10%, 8/15/2047	245,122
	TOTAL	1,311,053
	Consumer Non-Cyclical - Pharmaceuticals—3.4%
400,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	398,333
400,000	Abbott Laboratories, Sr. Unsecd. Note, 4.90%, 11/30/2046	439,548
100,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	99,174
500,000	Celgene Corp., Sr. Unsecd. Note, 3.90%, 2/20/2028	490,609
375,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	391,493
190,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 2.40%, 9/23/2021	183,562
270,000	Shire Acquisitions Investments Ireland DAC, Sr. Unsecd. Note, 3.20%, 9/23/2026	252,060
600,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	482,219
300,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, 4.10%, 10/1/2046	221,074
	TOTAL	2,958,072
	Consumer Non-Cyclical - Products—0.4%
400,000	Hasbro, Inc., Sr. Unsecd. Note, 5.10%, 5/15/2044	390,910
	Consumer Non-Cyclical - Supermarkets—0.4%
300,000	Kroger Co., Bond, 6.90%, 4/15/2038	371,577
	Consumer Non-Cyclical - Tobacco—1.1%
200,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 4.54%, 8/15/2047	198,292
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 5.85%, 8/15/2045	351,660
300,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	387,464
	TOTAL	937,416
	Energy - Independent—2.5%
400,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	388,712
180,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 5.55%, 3/15/2026	196,698
590,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	587,759

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Independent—continued
$140,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	$138,604
400,000	EOG Resources, Inc., Sr. Unsecd. Note, 4.15%, 1/15/2026	413,668
500,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	494,542
	TOTAL	2,219,983
	Energy - Integrated—1.2%
245,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	249,831
100,000	Petro-Canada, Bond, 5.35%, 7/15/2033	113,913
550,000	Petroleos Mexicanos, 6.50%, 6/2/2041	547,250
130,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	139,003
	TOTAL	1,049,997
	Energy - Midstream—7.7%
80,000	Andeavor Logistics LP, Sr. Unsecd. Note, 4.25%, 12/1/2027	78,090
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	101,026
100,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 5.80%, 6/1/2045	115,265
600,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	616,453
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 5.30%, 4/15/2047	235,187
250,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 6.125%, 12/15/2045	259,952
250,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	253,390
200,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.25%, 2/15/2048	195,382
500,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 4.85%, 3/15/2044	524,740
40,000	Florida Gas Transmission Co. LLC, Sr. Unsecd. Note, Series 144A, 5.45%, 7/15/2020	41,896
400,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/2024	402,757
495,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.375%, 3/1/2041	555,937
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	299,367
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 5.20%, 3/1/2048	302,644
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	392,947
200,000	MPLX LP, Sr. Unsecd. Note, 4.90%, 4/15/2058	192,848
500,000	ONEOK, Inc., Sr. Unsecd. Note, 4.95%, 7/13/2047	508,408
290,000	TC Pipelines, LP, Sr. Unsecd. Note, 3.90%, 5/25/2027	277,740
200,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	192,217
790,000	Williams Partners LP, Sr. Unsecd. Note, 3.90%, 1/15/2025	783,127
400,000	Williams Partners LP, Sr. Unsecd. Note, 4.85%, 3/1/2048	396,813
	TOTAL	6,726,186
	Energy - Oil Field Services—0.6%
35,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	35,088
100,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	97,025
200,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	189,000
150,000	Weatherford International Ltd., 7.00%, 3/15/2038	109,500
165,000	Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	113,025
	TOTAL	543,638
	Energy - Refining—0.6%
150,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 6.50%, 3/1/2041	184,224
190,000	Phillips 66, Sr. Unsecd. Note, 4.875%, 11/15/2044	203,025
100,000	Valero Energy Corp., Sr. Unsecd. Note, 3.65%, 3/15/2025	99,624
	TOTAL	486,873
	Financial Institution - Banking—13.9%
210,000	Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	213,260
1,600,000	Bank of America Corp., Sr. Unsecd. Note, 3.705%, 4/24/2028	1,574,045
600,000	Bank of America Corp., Sr. Unsecd. Note, Series GMTN, 3.593%, 7/21/2028	583,048

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$750,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	$707,245
200,000	Bank of America Corp., Sub. Note, Series L, 3.95%, 4/21/2025	198,312
800,000	Bank of America Corp., Sub. Note, Series MTN, 4.00%, 1/22/2025	798,721
180,000	Citigroup, Inc., 4.125%, 7/25/2028	177,974
250,000	Citigroup, Inc., 5.50%, 9/13/2025	271,349
400,000	Citigroup, Inc., Sr. Unsecd. Note, 2.75%, 4/25/2022	389,901
250,000	Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	243,433
480,000	Citigroup, Inc., Sr. Unsecd. Note, 3.40%, 5/1/2026	463,890
500,000	Citigroup, Inc., Sr. Unsecd. Note, 3.668%, 7/24/2028	487,698
350,000	Citigroup, Inc., Sr. Unsecd. Note, 3.70%, 1/12/2026	346,005
400,000	Citigroup, Inc., Sr. Unsecd. Note, 3.887%, 1/10/2028	398,017
750,000	Citigroup, Inc., Sub. Note, 3.875%, 3/26/2025	742,904
180,000	Citizens Financial Group, Inc., Sub. Note, 4.30%, 12/3/2025	182,234
150,000	Citizens Financial Group, Inc., Sub. Note, 4.35%, 8/1/2025	151,610
250,000	Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	253,052
200,000	Comerica, Inc., 3.80%, 7/22/2026	196,805
250,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 2.75%, 9/29/2019	248,733
200,000	Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	195,875
155,000	Fifth Third Bancorp, Sr. Unsecd. Note, 2.875%, 7/27/2020	154,764
200,000	Fifth Third Bancorp, Sr. Unsecd. Note, 3.95%, 3/14/2028	201,369
400,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.905%, 7/24/2023	389,281
300,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	289,164
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.691%, 6/5/2028	193,988
200,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.814%, 4/23/2029	196,640
400,000	Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	402,222
40,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	43,590
450,000	Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	471,055
175,000	Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	177,496
410,000	Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	409,455
200,000	SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	190,939
150,000	SunTrust Bank, Inc., Sr. Unsecd. Note, 2.90%, 3/3/2021	149,073
50,000	Wilmington Trust Corp., Sub. Note, 8.50%, 4/2/2018	50,000
	TOTAL	12,143,147
	Financial Institution - Broker/Asset Mgr/Exchange—1.1%
190,000	Cantor Fitzgerald LP, Bond, 7.875%, 10/15/2019	201,991
180,000	Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	190,611
70,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.875%, 4/15/2021	76,351
300,000	Stifel Financial Corp., 4.25%, 7/18/2024	301,662
200,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 4.125%, 11/1/2024	203,830
	TOTAL	974,445
	Financial Institution - Finance Companies—1.0%
300,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	324,921
500,000	Discover Financial Services, Sr. Unsecd. Note, 4.10%, 2/9/2027	496,574
70,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	73,302
	TOTAL	894,797
	Financial Institution - Insurance - Life—1.8%
75,000	AXA-UAP, Sub. Note, 8.60%, 12/15/2030	102,188
300,000	American International Group, Inc., 4.50%, 7/16/2044	294,991
255,000	American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	258,992

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Insurance - Life—continued
$100,000	American International Group, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2055	$92,805
110,000	Lincoln National Corp., Sr. Note, 7.00%, 6/15/2040	144,933
200,000	Lincoln National Corp., Sr. Unsecd. Note, 6.25%, 2/15/2020	211,510
100,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	157,250
50,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	66,902
250,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2026	237,290
	TOTAL	1,566,861
	Financial Institution - Insurance - P&C—1.8%
500,000	CNA Financial Corp., Sr. Unsecd. Note, 5.875%, 8/15/2020	530,918
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2022	127,781
120,000	Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 6.625%, 4/15/2042	158,699
60,000	Liberty Mutual Group, Inc., Company Guarantee, Series 144A, 5.00%, 6/1/2021	63,121
310,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	327,541
55,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	56,179
195,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	315,900
	TOTAL	1,580,139
	Financial Institution - REIT - Apartment—1.1%
160,000	Mid-America Apartment Communities LP, 4.00%, 11/15/2025	160,735
150,000	Mid-America Apartment Communities LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	149,041
100,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	99,843
70,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	72,738
250,000	UDR, Inc., Series MTN, 3.75%, 7/1/2024	249,640
200,000	UDR, Inc., Sr. Unsecd. Note, Series GMTN, 3.50%, 1/15/2028	191,494
	TOTAL	923,491
	Financial Institution - REIT - Healthcare—1.0%
400,000	Healthcare Trust of America, 3.70%, 4/15/2023	399,790
300,000	Physicians Realty Trust, Sr. Unsecd. Note, 3.95%, 1/15/2028	287,953
200,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	198,564
	TOTAL	886,307
	Financial Institution - REIT - Office—0.4%
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	101,182
90,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2027	88,178
100,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.95%, 1/15/2028	97,789
60,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	62,543
	TOTAL	349,692
	Financial Institution - REIT - Other—0.4%
300,000	WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	307,760
	Financial Institution - REIT - Retail—1.0%
140,000	Kimco Realty Corp., Sr. Unsecd. Note, 2.80%, 10/1/2026	125,268
80,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	80,057
290,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.80%, 4/1/2027	279,538
170,000	Regency Centers LP, Sr. Unsecd. Note, 4.125%, 3/15/2028	170,712
200,000	Tanger Properties LP, Sr. Unsecd. Note, 3.125%, 9/1/2026	183,616
45,000	Tanger Properties LP, Sr. Unsecd. Note, 3.875%, 12/1/2023	44,758
	TOTAL	883,949
	Technology—3.5%
60,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	61,579
840,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 6.02%, 6/15/2026	905,547
190,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	184,328

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$550,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 3.60%, 10/15/2020	$555,334
100,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	97,526
70,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.45%, 12/15/2024	67,832
450,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	466,493
350,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	348,149
80,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	83,899
220,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	226,928
75,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2019	76,198
	TOTAL	3,073,813
	Transportation - Railroads—0.7%
200,000	Canadian Pacific Railway Co., Sr. Unsecd. Note, 4.45%, 3/15/2023	209,766
100,000	Canadian Pacific Railway Co., 7.125%, 10/15/2031	130,596
305,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	295,941
	TOTAL	636,303
	Transportation - Services—1.1%
330,000	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2042	375,617
400,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 3.95%, 3/10/2025	401,235
200,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.40%, 3/1/2023	199,548
	TOTAL	976,400
	Utility - Electric—6.3%
130,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	132,579
80,000	Ameren Corp., Sr. Unsecd. Note, 3.65%, 2/15/2026	79,093
95,000	American Electric Power Co., Inc., Sr. Unsecd. Note, Series F, 2.95%, 12/15/2022	93,998
200,000	Appalachian Power Co., Sr. Unsecd. Note, 7.00%, 4/1/2038	274,355
225,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	273,542
240,000	Duke Energy Corp., Sr. Unsecd. Note, 2.65%, 9/1/2026	219,299
300,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	295,779
300,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2066	301,125
390,000	Emera US Finance LP, Sr. Unsecd. Note, 4.75%, 6/15/2046	392,233
200,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 4.75%, 5/25/2047	205,630
100,000	Exelon Corp., Sr. Unsecd. Note, 3.95%, 6/15/2025	100,394
390,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	361,864
240,000	Kansas City Power and Light Co., Sr. Unsecd. Note, 3.65%, 8/15/2025	240,957
600,000	Mississippi Power Co., Sr. Unsecd. Note, 3.95%, 3/30/2028	604,539
290,000	National Rural Utilities Cooperative Finance Corp., Sr. Sub. Note, 5.25%, 4/20/2046	308,978
200,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	194,599
300,000	NiSource Finance Corp., Sr. Unsecd. Note, 3.95%, 3/30/2048	282,594
100,000	NiSource Finance Corp., Sr. Unsecd. Note, 4.375%, 5/15/2047	100,642
250,000	Northeast Utilities, Sr. Unsecd. Note, Series H, 3.15%, 1/15/2025	246,120
200,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	203,990
200,000	PPL WEM Holdings PLC, Sr. Unsecd. Note, Series 144A, 5.375%, 5/1/2021	209,771
30,000	Progress Energy, Inc., 7.05%, 3/15/2019	31,139
80,000	TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	82,860
250,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	258,562
	TOTAL	5,494,642
	Utility - Natural Gas—1.4%
80,000	Enbridge Energy Partners LP, Sr. Unsecd. Note, 5.50%, 9/15/2040	84,681
200,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	199,546
130,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.95%, 9/15/2027	126,223

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Utility - Natural Gas—continued
$90,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	$93,482
300,000	Sempra Energy, Sr. Unsecd. Note, 3.40%, 2/1/2028	287,484
200,000	Sempra Energy, Sr. Unsecd. Note, 3.55%, 6/15/2024	198,990
250,000	Southern Natural Gas, Sr. Unsecd. Note, Series 144A, 4.80%, 3/15/2047	264,037
	TOTAL	1,254,443
	TOTAL CORPORATE BONDS (IDENTIFIED COST $81,863,937)	82,577,905
	FOREIGN GOVERNMENTS/AGENCIES—3.4%
	Sovereign—3.4%
450,000	Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	444,150
850,000	Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	879,750
700,000	Mexico, Government of, 3.75%, 1/11/2028	676,900
200,000	Mexico, Government of, 4.75%, 3/8/2044	194,500
206,000	Mexico, Government of, 6.75%, 9/27/2034	256,198
300,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	296,100
190,000	Peru, Government of, 6.55%, 3/14/2037	243,200
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $2,907,644)	2,990,798
	REPURCHASE AGREEMENT—1.5%
	Finance - Banking—1.5%
1,262,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (AT COST)	1,262,000
	TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $86,033,581)	86,830,703
	OTHER ASSETS AND LIABILITIES - NET—0.7%[2]	653,247
	TOTAL NET ASSETS—100%	$87,483,950
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized (Depreciation)
3U.S. Treasury Notes 10-Year Short Futures	80	$9,691,250	June 2018	$(77,218)
The average notional value of long and short futures contracts held by the Fund throughout the period was $583,527 and $9,321,989, respectively. This is based on the contracts held as of each month-end throughout the three month period.
Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Assets, other than investments in securities, less liabilities.
3	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (the “Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1– Quoted Prices	Level 2– Other Significant Observable Inputs	Level 3– Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$82,577,905	$—	$82,577,905
Foreign Governments/Agencies	—	2,990,798	—	2,990,798
Repurchase Agreement	—	1,262,000	—	1,262,000
TOTAL SECURITIES	$—	$86,830,703	$—	$86,830,703
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	$(77,218)	$—	$—	$(77,218)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(77,218)	$—	$—	$(77,218)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust

Federated High-Yield Strategy Portfolio
Portfolio of Investments
March 31, 2018 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—99.7%
5,996,135	High Yield Bond Portfolio (IDENTIFIED COST $39,029,543)	$37,355,924
	REPURCHASE AGREEMENT—0.6%
$233,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $233,000)	233,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $39,262,543)	37,588,924
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[1]	(95,525)
	TOTAL NET ASSETS—100%	$37,493,399
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
High Yield Bond Portfolio
Balance of Shares Held 12/31/2017	6,541,012
Purchases/Additions	295,172
Sales/Reductions	(840,049)
Balance of Shares Held 3/31/2018	5,996,135
Value	$37,355,924
Change in Unrealized Appreciation/Depreciation	$(719,835)
Net Realized Gain/(Loss)	$(252,219)
Dividend Income	$581,503
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2018, all investments of the Fund excluding the Investment Company utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $37,355,924 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2
Federated Mortgage Strategy Portfolio
Portfolio of Investments
March 31, 2018 (unaudited)
Shares or Principal Amount		Value
	INVESTMENT COMPANY—100.1%
9,702,219	Federated Mortgage Core Portfolio (IDENTIFIED COST $95,296,102)	$93,432,373
	REPURCHASE AGREEMENT—0.2%
$199,000	Interest in $1,075,000,000 joint repurchase agreement 1.81%, dated 3/29/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $1,075,216,194 on 4/2/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were U.S. Government Agency securities with various maturities to 7/20/2046 and the market value of those underlying securities was $1,096,555,130. (IDENTIFIED COST $199,000)	199,000
	TOTAL INVESTMENT IN SECURITIES—100.3% (IDENTIFIED COST $95,495,102)	93,631,373
	OTHER ASSETS AND LIABILITIES - NET—(0.3)%[1]	(258,588)
	TOTAL NET ASSETS—100%	$93,372,785
Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Federated Mortgage Core Portfolio
Balance of Shares Held 12/31/2017	8,443,514
Purchases/Additions	1,407,105
Sales/Reductions	(148,400)
Balance of Shares Held 3/31/2018	9,702,219
Value	$93,432,373
Change in Unrealized Appreciation/Depreciation	$(1,366,092)
Net Realized Gain/(Loss)	$(56,133)
Dividend Income	$602,500
1	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
1

Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2018, all investments of the Fund, excluding the Investment Company, utilized Level 2 inputs in valuing the Fund's assets carried at fair value. As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $93,432,373 is measured at fair value using the NAV per share practical expedient. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
2

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Managed Pool Series

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2018